CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net income	$ 151,232	$ 141,060	$ 137,704
Income from discontinued operations, net of taxes	0	0	(33,982)	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	125,054	128,447	135,832
Restructure charges and other impairments	10,396	8,427	31,766
Deferred income taxes	11,808	15,277	(25,516)
Net loss (gain) on disposal of assets	490	(401)	(4,878)
Stock-based compensation	13,461	12,789	15,595
Loss (Earnings) on equity investments	1,350	(1,802)	(114)
Other	799	405	2,637
Changes in assets and liabilities, excluding effects of dispositions:
Accounts receivable	608	1,255	6,083
Inventories	(15)	1,341	6,544
Prepaid expenses and other	352	1,044	1,847
Other assets	489	406	551
Current income taxes	(3,874)	(3,976)	51,800
Accounts payable	12,188	(21,515)	(9,963)
Accrued liabilities	(17,197)	(15,178)	(7,483)
Other liabilities	(3,703)	(7,591)	(11,021)
Net cash provided by operating activities	303,438	259,988	297,402
Cash Flows from Investing Activities:
Payments for property and equipment	(125,226)	(70,361)	(60,879)
Proceeds from sale of assets	8,112	8,696	26,603
Investment in equity method investees	(3,170)	(2,896)	0
Payments for purchase of restaurants	(3,120)	0	0
Decrease in restricted cash	0	0	29,749
Net cash used in investing activities	(123,404)	(64,561)	(4,527)
Cash Flows from Financing Activities:
Purchases of treasury stock	(287,291)	(422,099)	(22,868)
Proceeds from issuance of long-term debt	70,000	0	200,000
Payments of dividends	(50,081)	(53,185)	(34,448)
Proceeds from issuances of treasury stock	43,416	33,057	2,396
Borrowings on revolving credit facility	40,000	0	0
Payments on long-term debt	(18,749)	(16,127)	(391,046)
Payments for deferred financing costs	(1,620)	0	(3,611)
Excess tax benefits from stock-based compensation	1,406	291	139
Net cash used in financing activities	(202,919)	(458,063)	(249,438)
Cash Flows from Discontinued Operations:
Net cash provided by operating activities	0	0	39,033
Net cash provided by investing activities	0	0	167,998
Net cash provided by discontinued operations	0	0	207,031
Net change in cash and cash equivalents	(22,885)	(262,636)	250,468
Cash and cash equivalents at beginning of year	81,988	344,624	94,156
Cash and cash equivalents at end of year	$ 59,103	$ 81,988	$ 344,624

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million.